Earnings per share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share
Summary of earnings/(loss) per share

	Year ended March 31,
	2025	2024	2023
Basic earnings per ordinary share (€)	1.4631	1.6828	1.1557
Diluted earnings per ordinary share (€)	1.4549	1.6743	1.1529
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,101.5	1,139.2	1,136.8
Diluted	1,107.7	1,145.0	1,139.6